Accrued Liabilities (Details) (USD $)	Dec. 31, 2013	Dec. 31, 2012
Summary of accrued liabilities
Business and other taxes payable	$ 190
Accrued expenses	193,682	193,683
Accrued salary	3,677	1,189
Accrued liabilities	$ 197,549	$ 194,872